                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                 PROSPECTUS SUPPLEMENT DATED FEBRUARY 3, 2014

This supplement describes changes affecting the Investment Portfolios offered under the SERIES O contracts issued by MetLife Investors USA Insurance Company and the CLASS O contracts issued by First MetLife Investors Insurance Company. The names, investment subadvisers, and investment objectives of the Investment Portfolios identified below have changed. Accordingly, the prospectuses are hereby revised to incorporate the following information.

MET INVESTORS SERIES TRUST

BLACKROCK LARGE CAP CORE PORTFOLIO

Wellington Management Company, LLP has replaced BlackRock Advisors, LLC as the subadviser to the BlackRock Large Cap Core Portfolio and the name of the portfolio has changed to the WMC LARGE CAP RESEARCH PORTFOLIO. In addition, the portfolio's investment objective has changed to "Long-term capital appreciation."

LORD ABBETT MID CAP VALUE PORTFOLIO

Invesco Advisers, Inc. has replaced Lord, Abbett & Co. LLC as the subadviser to the Lord Abbett Mid Cap Value Portfolio and the name of the portfolio has changed to the INVESCO MID CAP VALUE PORTFOLIO. In addition, the portfolio's investment objective has changed to "High total return by investing in equity securities of mid-sized companies."

METROPOLITAN SERIES FUND

DAVIS VENTURE VALUE PORTFOLIO

Wellington Management Company, LLP has replaced Davis Selected Advisers, L.P. as the subadviser to the Davis Venture Value Portfolio and the name of the portfolio has changed to the WMC CORE EQUITY OPPORTUNITIES PORTFOLIO. In addition, the portfolio's investment objective has changed to "Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income."

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


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